Right-of-Use Assets and Lease Liabilities - Schedule of Maturities of Operating Lease Liabilities (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2025	$ 2,486,524	$ 320,111
2026	1,438,090	185,137
2027	1,460,442	188,015
2028	821,451	105,752
2029	844,921	108,774
Thereafter	492,870	63,451
Total	7,544,298	971,240
Less imputed interest	(584,232)	(75,213)
Present value of operating lease liabilities	6,960,066	896,027	$ 5,022,022
Less: current portion of lease obligation	(2,270,289)	(292,273)	(3,928,046)
Total	$ 4,689,777	$ 603,754	$ 1,093,976